Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	29,558,094	30,274,602
Xunlei Limited [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	29,558,094	30,274,602